Income Taxes (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate	0.00%	0.00%
[custom:EffectiveIncomeTaxRateReconciliationFutureIncomeYearsTaxRate]			80.00%
Deferred Tax Assets, Valuation Allowance			$ 1,449,283
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards			1,882,667
Deferred Tax Assets, Valuation Allowance			1,198,302
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards			1,003,925
Deferred Tax Assets, Valuation Allowance			$ 250,981